Management of financial risks, financial instruments, and other risks (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Cash and cash equivalents	$ 9,185,742	$ 5,923,440
Securities	665,242	368,574
Derivative financial instruments	75,464	20,981
Collateral for credit card operations	336	320
Financial assets at fair value through profit or loss	741,042	389,875
Securities	9,913,517	8,805,745
Financial assets at fair value through other comprehensive income	9,913,517	8,805,745
Credit card receivables	12,259,276	12,414,133
Loans to customers	5,321,885	3,202,334
Compulsory and other deposits at central banks	6,743,336	7,447,483
Other receivables	1,413,443	1,689,030
Other financial assets	78,147	131,519
Securities	885,418	104,420
Financial assets at amortized cost	26,701,505	24,988,919
Other exposures
Unused limits (i)	17,663,606	16,998,572
Credit Commitments	$ 17,663,606	$ 16,998,572